                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------

Check here if Amendment [    ]; Amendment Number: ______
         This Amendment (Check only one.):     [    ] is a restatement.
                                               [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             BHG Life Insurance Company
                  ----------------------------------------------
Address:          3024 Harney St.
                  ----------------------------------------------
                  Omaha, NE 68131
                  ----------------------------------------------

                  ----------------------------------------------

Form 13F File Number:               28-  5676
                                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  ------------------------
Title:            Assistant Secretary
                  ------------------------
Phone:            402-346-1400
                  ------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                  November 12, 2003
------------------------         ------------------         -----------------
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number           Name

         28-  4545                      Berkshire Hathaway Inc.
             ----------                 -----------------------------